NON-CONTROLLING INTEREST (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Paid-in capital	$ 713,787	$ 711,618
Retained Earnings	422,610	762,599
Accumulated other comprehensive income	316,695	346,056
Non-controlling interest	$ 1,453,092	$ 1,820,273